Investment Strategy - WisdomTree Efficient Long/Short U.S. Equity Fund	Dec. 18, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is actively managed using a model-based approach. The Fund seeks to achieve its investment objective by investing its assets in accordance with both (i) a long/short U.S. equity strategy and (ii) a long-only U.S. equity strategy. Under normal circumstances, the Fund will have approximately equal exposure to the long/short U.S. equity strategy and the long-only U.S. equity strategy. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in U.S. equity securities and derivative instruments that provide exposure to U.S. equity securities.

For the long-only U.S. equity strategy, the Fund invests in a basket of equity securities of large-capitalization U.S. companies generally weighted by market capitalization or derivative instruments that provide similar exposure. A company is considered a U.S. company if it conducts its Primary Business Activities in the U.S. The country in which a company conducts its Primary Business Activities is determined based on one or more of the following factors: country of organization or incorporation, country in which a company’s headquarters is located, the country to which a company has the greatest risk exposure, and the country from which a company generates the most significant portion of its revenue or to which it allocates the greatest resources.

The Fund selects investments for both the long/short U.S. equity strategy and the long-only U.S. equity strategy from a universe consisting of approximately the top 2,000 U.S.-listed companies by market capitalization (the “Parent Universe”) using machine learning models developed by a third-party model provider and trained on historical data to make predictions about a security’s return and/or risk.

To be eligible for investment, a company must: (i) be part of the Parent Universe and listed on the NYSE or Nasdaq; (ii) have a share price above $20 per share as of the screening date (the models screen companies after the close of trading on the last trading day of each month); (iii) have an average daily trading volume of more than $3 million for the preceding six months; and (iv) if considered for short positions, have a borrow fee of less than 10% of the total value of the borrowed shares.

The Fund’s long/short portfolio holds or has exposure to between 100-300 long positions and 100-300 short positions. Typically, the long/short U.S. equity strategy is 100% long and approximately 90% short but those percentages will vary over time as the models adapt to market conditions. The long/short U.S. equity strategy exposure generally will be achieved through the use of derivative instruments, including, but not limited to, swaps.

The Fund’s portfolio generally is rebalanced monthly, however, WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”) may adjust or rebalance the portfolio more or less frequently as it deems appropriate to seek to achieve the Fund’s investment objective. Factors such as market conditions and investment opportunities, may cause the Fund’s portfolio to be rebalanced on other than a monthly schedule. Between rebalances, the number of holdings in the Fund and its long/short exposure may vary.

The Fund may invest in U.S. Treasury securities and cash and cash equivalents to serve as collateral or margin for the Fund’s investments in swap contracts and other derivatives.

The Adviser currently uses a widely recognized industry classification methodology to identify the extent of the Fund’s exposure to a sector or industry. A sector typically is composed of multiple industries. While the Fund’s sector exposure may vary from time to time, the Fund is expected to have significant exposure (e.g., approximately 15% or more of the Fund’s holdings) to the Information Technology Sector.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in U.S. equity securities and derivative instruments that provide exposure to U.S. equity securities.